Summary of significant accounting policies and basis of presentation	3 Months Ended
Mar. 31, 2017
Summary of significant accounting policies and basis of presentation
Summary of significant accounting policies and basis of presentation

2. Summary of significant accounting policies and basis of presentation

Basis of presentation

These unaudited consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (U.S. GAAP). The unaudited consolidated financial statements reflect all adjustments, which include only normal recurring adjustments that are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented.

The preparation of the unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the consolidated financial statements.  Actual results could differ from those estimates.

These unaudited consolidated financial statements should be read in conjunction with the accounting policies and notes to the audited consolidated financial statements included in Strongbridge Biopharma’s 2016 Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 4, 2017.  Operating results for the three months ended March 31, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017.

Foreign currency translation

The consolidated financial statements are reported in United States dollars, which is the functional currency of our Company, including each of our consolidated subsidiaries. Transactions in foreign currencies are remeasured into our functional currency at the rate of exchange prevailing at the date of the transaction. Any monetary assets and liabilities arising from these transactions are remeasured into our functional currency at exchange rates prevailing at the balance sheet date or on settlement. Resulting gains and losses are recorded in foreign exchange gain (loss) in our consolidated statements of operations.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. We must apply significant judgment in this process. Actual results could materially differ from those estimates.

Net loss per share

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted‑average number of shares of common stock outstanding for the period, including any dilutive effect from outstanding stock options or other equity-based awards. Shares used in the diluted net loss per share calculations exclude anti‑dilutive common equivalent shares, which currently consist of outstanding stock options, unvested restricted stock units and warrants.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of March 31, 2017 and 2016, as they would be anti-dilutive:

	Three Months Ended
	March 31,
	2017	2016
Warrants	7,428,571	—
Stock options issued and outstanding	5,291,986	3,279,030
Unvested restricted stock units	194,000	187,000

Recent accounting pronouncements

In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-04, Intangibles - Goodwill and Other:  Simplifying the Accounting for Goodwill Impairment. ASU 2017-04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This standard, which will be effective for the Company beginning in the first quarter of fiscal year 2021, is required to be applied prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact this standard will have on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows in order to reduce diversity in practice. The guidance is effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation - Improvements to Employee Share-Based Payment Accounting,  which effects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. Early adoption is permitted. The Company has adopted the standard effective January 1, 2017 and has elected to account for forfeitures as they occur as opposed to estimating forfeitures. The adoption of this standard did not have a material impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, that discusses how an entity should account for lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. Accounting for leases by lessors is largely unchanged under the new guidance. The guidance is effective for the Company beginning in the first quarter of fiscal year 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. We are currently evaluating the impact of adopting this guidance on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities,  that modifies certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The accounting standard update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted.  We are currently assessing the impact that adopting this new accounting guidance will have on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has subsequently issued ASU No. 2016-10, Revenue from Contracts with Customer (Topic 606): Identifying Performance Obligations and Licensing, to address issues arising from implementation of the new revenue recognition standard. ASU 2014-09 and ASU 2016-10 are effective for interim and annual periods beginning January 1, 2018, and may be adopted earlier. The revenue standards are required to be adopted by taking either a full retrospective or a modified retrospective approach. The Company plans to early adopt this standard as we recognize revenue with the launch of Keveyis during 2017. Early adopting will allow the Company to record revenue based on shipments and estimate any deductions to revenue.